Income Taxes (Schedule Of Deferred Tax Liabilities And Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax liabilities:
Intangibles and fixed assets	$ 2,402,168	$ 2,451,874
Long-term debt	183,615	381,712
Investments in nonconsolidated affiliates	0	49,654
Unrealized loss in marketable securities	0	10,058
Other investments	6,759	5,832
Other	6,655	5,480
Total deferred tax liabilities	2,599,197	2,904,610
Deferred tax assets:
Accrued expenses	106,651	85,132
Investments in nonconsolidated affiliates	1,824	0
Net operating loss carryforwards	1,287,239	1,278,894
Bad debt reserves	9,726	12,633
Other	35,527	41,011
Total gross deferred tax assets	1,440,967	1,417,670
Less: Valuation allowance	327,623	183,686	16,300
Total deferred tax assets	1,113,344	1,233,984
Net deferred tax liabilities	$ 1,485,853	$ 1,670,626